[Logo]                                                         Semiannual Report
INVESTMENT MANAGEMENT                                          July 31, 1997

MFS(R) MUNICIPAL HIGH INCOME FUND





                               [Graphic Omitted]





              LEARNING FINANCIAL BASICS THE EASY WAY (see page 31)

TABLE OF CONTENTS

Letter from the Chairman ................................................... 1
Portfolio Manager's Overview ............................................... 2
Portfolio Manager's Profile ................................................ 3
Fund Facts ................................................................. 4
Performance Summary ........................................................ 4
Portfolio Concentration .................................................... 5
Portfolio of Investments ................................................... 6
Financial Statements .......................................................20
Notes to Financial Statements ..............................................26
The ABCs of Investing ......................................................31
The MFS Family of Funds(R) .................................................32
Trustees and Officers ......................................................33

-------------------------------------------------------------------------------
   HIGHLIGHTS

o FOR THE SIX MONTHS ENDED JULY 31, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 5.45%, WHILE CLASS B SHARES RETURNED 4.99%. (SEE PERFORMANCE SUMMARY FOR MORE INFORMATION.)

o THE FUND HAS BENEFITED FROM THE RECENT INTEREST-RATE RALLY SPARKED BY MODERATE ECONOMIC GROWTH, A LACK OF INFLATIONARY PRESSURE, AND THE FEDERAL RESERVE BOARD'S STABLE MONETARY POLICY.

o DESPITE RECENT FALLING INTEREST RATES, PREPAYMENT RISK HAS BEEN DIMINISHED IN THE SINGLE-FAMILY HOUSING ARENA, WHILE MULTI-FAMILY PROJECTS CONTINUE TO ENJOY HISTORICALLY HIGH OCCUPANCY LEVELS.

o CASH FLOWS INTO THE FUND REMAIN MANAGEABLE DESPITE THE LIGHT SUPPLY OF NEW HIGH-YIELD ISSUANCE BUT, SHOULD CONDITIONS CHANGE, WE WOULD CONSIDER CLOSING THE FUND TO NEW INVESTORS AGAIN TO HELP PROTECT EXISTING SHAREHOLDERS FROM DIVIDEND DILUTION DUE TO EXCESS CASH FLOW.
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of A. Keith Brodkin]

Dear Shareholders:

An unprecedented combination of generally positive factors has helped the U.S. economy enjoy a sustained period of relative stability and moderate growth in which thousands of new jobs have been created every month, inflation remains under control, and the investment climate -- at least until now -- has been favorable. For example, the increased use of technology and other productivity enhancements, as well as corporate restructuring and global competition, is improving companies' balance sheets and helping control inflation. Meanwhile, borrowing by corporations and governments continues to decline, while consumer confidence is increasing, although consumer debt levels are still uncomfortably high. While some lenders are beginning to tighten standards to address this problem, consumer debt and personal bankruptcies continue to rise. Because of this, plus changes in other indicators, such as a slight decline in average hourly wages and only small gains in consumer spending on some big-ticket items, the rapid pace of growth seen in the first quarter of 1997 slowed to an annual rate of approximately 2.2% in the second quarter, which we consider a more-sustainable, less-inflationary pace. While growth in the second quarter slowed dramatically, we expect it to pick up once again in the second half of the year, with real (inflation-adjusted) growth centering around 2 1/2%.

    In the fixed-income markets, we have been encouraged by the Federal Reserve Board's decision to not raise short-term interest rates at its July meeting. But we cannot rule out the possibility of future monetary tightening in the second half of the year if, as we now expect, the economy strengthens during the balance of 1997. Therefore, our risk/reward outlook for the fixed-income markets is neutral, and we believe that fixed-income investors should think in terms of earning the coupon income from their investments rather than seeking possible gains from price appreciation.

    We appreciate your support and welcome any questions or comments you may have.

    Respectfully,

/s/ A. Keith Brodkin


    A. Keith Brodkin
    Chairman and President

    August 12, 1997

PORTFOLIO MANAGER'S OVERVIEW

[Photo of Cynthia M. Brown]
     CYNTHIA M. BROWN

Dear Shareholders:

For the six months ended July 31, 1997, Class A shares of the Fund provided a total return of 5.45%, while Class B shares returned 4.99%. These returns, which include the reinvestment of distributions but exclude the effects of any sales charges, compare to a 5.86% return for the Lehman Brothers Municipal Bond Index (the Lehman Index) over the same period. While the Fund underperformed the Lehman Index, it is important to note that this index is an unmanaged one of investment-grade municipal bonds rated "Baa" or higher, while the Fund primarily invests in lower-quality municipal issues rated "Baa" or below or that are unrated.

    The Fund has rebounded nicely during the recent interest-rate rally sparked by moderate U.S. economic growth, the lack of inflationary pressure, particularly on wages, and the Federal Reserve Board's stable monetary policy. The Fund has been positioned to try to take advantage of a falling interest-rate environment and has benefited from the increase in value of previously underperforming securities.

    The first quarter of each year is typically the slowest as far as high-yield issuance is concerned. This year, however, that trend continued into the second quarter and, as a result, yield spreads between "Aaa"-rated and "Baa"- rated bonds remain at extremely narrow levels. We continue to find opportunities in the housing bond sector. Despite recent falling interest rates, prepayment risk has been diminished in the single-family housing arena, while multi-family projects continue to enjoy historically high occupancy levels. Additionally, the corporate-backed bonds held in the portfolio, such as those issued by airline and manufacturing facilities, have performed well. Whenever possible, we have taken advantage of the high prices paid for these securities and used those opportunities to upgrade the credit quality of the portfolio.

    Cash flows into the Fund remain manageable despite the light supply of new high-yield issuance. Should conditions change, we would consider closing the Fund to new investors, as we have in the past, to help protect existing shareholders from dividend dilution due to excess cash flow. Our focus remains on fundamental credit research and diversification of the portfolio's assets.

    Respectfully,

/s/ Cynthia M. Brown

    Cynthia M. Brown
    Portfolio Manager

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S PROFILE

CYNTHIA M. BROWN BEGAN HER CAREER AT MFS IN 1984 IN THE FIXED INCOME DEPARTMENT. A GRADUATE OF BOSTON UNIVERSITY, SHE WAS NAMED INVESTMENT OFFICER IN 1986, ASSISTANT VICE PRESIDENT IN 1987, VICE PRESIDENT IN 1989, AND SENIOR VICE PRESIDENT IN 1994. MS. BROWN IS A MEMBER OF THE BOSTON MUNICIPAL ANALYSTS GROUP AND HAS MANAGED MFS(R) MUNICIPAL HIGH INCOME FUND SINCE 1993.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FUND FACTS

OBJECTIVE:              THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE HIGH
                        CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES BY
                        INVESTING PRIMARILY IN DEBT SECURITIES, THE INTEREST ON
                        WHICH IS EXEMPT FROM FEDERAL INCOME TAX.

COMMENCEMENT OF
INVESTMENT OPERATIONS:  CLASS A SHARES:    FEBRUARY 24, 1984
                        CLASS B SHARES:    SEPTEMBER 7, 1993

SIZE:                   $1.2 BILLION NET ASSETS AS OF JULY 31, 1997
-------------------------------------------------------------------------------


PERFORMANCE SUMMARY

Because mutual funds like MFS Municipal High Income Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A and Class B shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN AS OF JULY 31, 1997

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                     6 Months           1 Year          5 Years         10 Years
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                                +5.45%           +9.49%          +37.98%         +101.74%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                              --             +9.49%          + 6.65%         +  7.27%
------------------------------------------------------------------------------------------------------------------------
SEC Results                                              --             +4.24%          + 5.62%         +  6.75%
------------------------------------------------------------------------------------------------------------------------

CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                     6 Months           1 Year          5 Years         10 Years
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                                +4.99%           +8.56%          +32.88%          +94.16%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                              --             +8.56%          + 5.85%          + 6.86%
------------------------------------------------------------------------------------------------------------------------
SEC Results                                              --             +4.56%          + 5.54%          + 6.86%
------------------------------------------------------------------------------------------------------------------------

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A share SEC results include the maximum 4.75% sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%.

Class B share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the initial sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO CONCENTRATION AS OF JULY 31, 1997

QUALITY RATINGS

                     [Graphic Omitted - Pie]
                    Cash                 1.9%
                      "A"                2.2%
                     "AA"                8.4%
                    "AAA"               14.4%
                    "BBB" & Below       25.4%
                    Not Rated           47.7%

PORTFOLIO OF INVESTMENTS (UNAUDITED) - July 31, 1997

Municipal Bonds - 96.4%
------------------------------------------------------------------------------------------------
                                                            Principal Amount
Issuer                                                         (000 Omitted)               Value
------------------------------------------------------------------------------------------------
General Obligation - 4.7%
  Chicago, IL, FGIC, 5.125s, 2025                                  $   5,000      $    4,874,800
  Cook County, IL (Markham), 9s, 2012                                  2,685           2,980,162
  District of Columbia, 6s, 2026                                       5,000           5,136,450
  Jefferson County, OH, 7.125s, 2019                                   8,660           9,444,683
  New York City, NY, 6.875s, 2003                                        525             576,907
  New York City, NY, 7.1s, 2011                                          750             830,017
  New York City, NY, 7.1s, 2011                                          250             282,490
  New York City, NY, 7s, 2022                                          1,700           1,896,367
  New York City, NY, 5.875s, 2024                                      7,000           7,246,400
  New York City, NY, 6.125s, 2025                                      8,000           8,492,880
  New York City, NY, 6.125s, 2025                                      5,000           5,268,800
  Orleans Parish, LA, School Board, FGIC, 0s, 2015                     9,860           3,890,559
  Texas Veteran Housing Assistance Program, 7s, 2025                   1,330           1,445,644
  Ukiah, CA, Unified School District, FGIC, 0s, 2017                   4,795           1,640,369
  Ukiah, CA, Unified School District, FGIC, 0s, 2018                   4,085           1,324,439
  Virgin Islands Public Financing Authority, 7.25s, 2018               2,000           2,199,040
  West Warwick, RI, 7.3s, 2008                                           200             216,544
  West Warwick, RI, 7.45s, 2013                                          570             604,576
                                                                                  --------------
                                                                                  $   58,351,127
------------------------------------------------------------------------------------------------
State and Local Appropriation - 0.5%
  District of Columbia, Certificates of Participation,
    7.3s, 2013                                                     $   2,500      $    2,801,275
  South Tucson, AZ, Municipal Property Corp., 8.75s, 2010                865             933,343
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 1998                                           75              76,201
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 1999                                           80              82,226
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2000                                           85              87,816
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2001                                           95              98,316
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2002                                          115             119,074
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                          130             134,404
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2004                                          150             155,498
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2005                                          165             171,061
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2010                                          235             243,063
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2011                                          250             257,970
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2013                                          290             298,546
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2015                                          335             344,873
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2016                                          360             370,609
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2017                                          390             401,493
                                                                                  --------------
                                                                                  $    6,575,768
------------------------------------------------------------------------------------------------
Refunded and Special Obligation - 14.2%
  Austin, TX, Utilities System Rev., 10.75s, 2000                  $   1,780      $    2,087,548
  Colquitt County, GA, Development Authority Rev., 0s, 2021            7,270           1,865,845
  Colquitt County, GA, Development Authority Rev., 0s, 2021            4,250           1,090,763
  Daphne, AL, Special Care Facilities Financing Authority
    (1st Mortgage Rev.), 0s, 2008                                     89,975          53,040,262
  Daphne, AL, Special Care Facilities Financing Authority
    (2nd Mortgage Rev.), 0s, 2008                                      4,500           2,652,750
  Daphne, AL, Special Care Facilities Financing
    Authority (Presbyterian), 0s, 2008                                48,475           8,109,383
  Desert Hospital District, CA, Insured Hospital Rev.
    (Desert Hospital Corp.), 8.654s, 2020(++)                          4,000           4,926,760
  District of Columbia, Hospital Rev. (Washington
    Hospital), 7.125s, 2019                                            1,750           1,982,593
  Fairfax County, VA, Redevelopment & Housing
    Authority (Little River Glen), 8.95s, 2020                         2,010           2,219,804
  Hannibal, MO, Industrial Development Authority
    (Hannibal Regional Healthcare), 9.5s, 2022+                        3,000           3,728,880
  Illinois Development Finance Authority, Retirement
    Housing (Regency Park), ETM, 0s, 2025                              8,050           1,672,871
  Illinois Development Finance Authority, Retirement
    Housing Rev., 0s, 2023                                            30,000           6,977,700
  Maine Health & Higher Education Facilities Authority
    (St. Mary's General Hospital), 8.625s, 1999                        5,140           5,661,967
  Massachusetts Industrial Finance Agency, Tunnel Rev.
    (Mass. Turnpike), 9s, 2020                                        11,045          12,807,119
  Mesa County, CO, Residual Rev., 0s, 2003                            25,125           8,390,494
  Mississippi Hospital Equipment & Facilities
    Authority Rev. (Rush Medical Foundation), 8.75s, 2001              2,800           3,168,396
  New Lenox, IL, Community Park Development Authority,
    8.25s, 2004                                                        4,205           5,203,225
  New York City, NY, 6.875s, 2003                                        475             533,439
  New York Local Government Assistance Corp., 7s, 2001                   800             893,200
  Prince William County,VA, Industrial Development
    Authority, Residential Care, 10s, 2022                             3,500           4,350,710
  South Carolina Public Service Authority (Santee Coop),
    7.1s, 2001                                                         2,000           2,248,540
  Spirit Lake, IA, Industrial Development Rev.
    (Crystal Tips, Inc.), 0s, 2008                                     4,167           5,744,807
  Telluride, CO, Real Estate Transfer Assessment,
    11.5s, 2012                                                        5,025           8,108,591
  Texas Turnpike Authority (Houston Ship Channel
    Bridge), 12.625s, 2002                                            21,090          29,121,283
  Washington Public Power Supply System Rev. (Nuclear
    Project #1), 14.375s, 2001                                           805             990,319
                                                                                  --------------
                                                                                  $  177,577,249
------------------------------------------------------------------------------------------------
Airlines - 6.4%
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.4s, 2018                  $   2,630      $    2,850,604
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.5s, 2018                      4,500           4,955,805
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.85s, 2018                     5,850           6,632,438
  Cleveland, OH, Airport Special Facilities Rev.
    (Continental Airlines), 9s, 2019                                   9,120           9,901,858
  Dallas-Fort Worth, TX, International Airport
    Facility Improvement Corp. (Delta), 7.625s, 2021                   4,500           4,972,950
  Denver, CO, City & County Airport Rev. (United
    Airlines), 6.875s, 2032                                            7,130           7,639,795
  Hillsborough County, FL, Aviation Authority Rev.
    (USAir), 8.6s, 2022                                                4,255           4,859,295
  Kenton County, KY, Airport Board Special Facilities
    (Delta Airlines), 7.5s, 2020                                      16,570          18,341,830
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.375s, 2020                                            4,000           4,334,440
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.6s, 2030                                             14,210          15,626,026
                                                                                  --------------
                                                                                  $   80,115,041
------------------------------------------------------------------------------------------------
Airport and Port Revenue - 2.2%
  Denver, CO, City & County Airport Rev., 8.875s, 2012             $   5,000      $    5,886,250
  Denver, CO, City & County Airport Rev., 7.75s, 2021                  2,050           2,312,031
  Denver, CO, City & County Airport Rev., 8.5s, 2023                   2,950           3,346,834
  Denver, CO, City & County Airport Rev., 8.75s, 2023                  5,770           6,844,374
  Denver, CO, City & County Airport Rev., 8s, 2025                     1,140           1,276,207
  Port Authority, NY (JFK International Air Terminal),
    MBIA,  5.75s, 2022                                                 7,000           7,279,440
                                                                                  --------------
                                                                                  $   26,945,136
------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 7.2%
  Clark County, NV (Nevada Power), FGIC, 6.7s, 2022                $   4,000      $    4,385,600
  Farmington, NM, Pollution Control Rev. (Tucson
    Electric Power Co.), 6.95s, 2020                                   3,000           3,182,280
  Midland, MI, Environmental Development Authority,
    Pollution Control Rev. (Midland Cogeneration),
    9.5s, 2009                                                         4,500           4,969,035
  Montana Board of Investment Resources Recovery Rev.
    (Yellowstone Energy), 7s, 2019                                     4,995           4,945,050
  Municipal Electric Authority, GA, Project #1, AMBAC,
    7.756s, 2022(++)                                                   9,900          11,002,167
  New Jersey Economic Development Authority (Vineland
    Cogeneration), 7.875s, 2019                                        7,550           8,218,930
  New York Research and Development Authority,
    Electrical Facilities Rev. (Consolidated Edison),
    AMBAC, 7.5s, 2026                                                  4,750           5,136,460
  New York Research and Development Authority,
    Electrical Facilities Rev. (Long Island Lighting),
    7.15s, 2019                                                        1,650           1,776,291
  New York Research and Development Authority,
    Electrical Facilities Rev. (Long Island Lighting),
    7.15s, 2022                                                        6,050           6,513,067
  Ohio Water Development, Pollution Control Rev.
    (Cleveland Electric), 8s, 2023                                     4,700           5,260,381
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.5s, 2013                     2,300           2,332,729
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.6s, 2019                     5,000           5,080,550
  Pittsylvania County, VA, Industrial Development
    Authority, 7.55s, 2019                                            10,000          10,757,100
  Southern California Public Power Authority,
    Transmission Project Rev., RIBS, 7.407s, 2012(++)                  7,850           8,695,916
  West Feliciana Parish, LA, Pollution Control Rev.
    (Gulf States Utilities Co.), 9s, 2015                              2,500           2,802,350
  West Feliciana Parish, LA, Pollution Control Rev.
    (Gulf States Utilities Co.), 8s, 2024                              4,000           4,304,360
                                                                                  --------------
                                                                                  $   89,362,266
------------------------------------------------------------------------------------------------
Health Care Revenue - 17.2%
  Arkansas Development Finance Authority, Economic
    Development Rev. (Southwest Homes), 10.8s, 2018                $     955      $      991,997
  Bell County, TX, Health Facilities Development
    (Advanced Living Tech), 7.25s, 2001                                  270             264,535
  Bell County, TX, Health Facilities Development
    (Advanced Living Tech), 7.75s, 2006                                  395             380,993
  Bell County, TX, Health Facilities Development
    (Advanced Living Tech), 8.125s, 2016                               1,420           1,347,253
  Bell County, TX, Health Facilities Development
    (Advanced Living Tech), 8.5s, 2026                                 3,150           2,972,624
  Bell County, TX, Health Facilities Development
    (Kings Daughters Hospital), 9.25s, 2008                            1,140           1,242,714
  Berlin, MD, Hospital Rev. (Atlantic General
    Hospital), 8.375s, 2022                                            1,345           1,415,814
  Brevard County, FL, Health Facilities Authority
    (Beverly Enterprises), 10s, 2010                                   1,295           1,433,487
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2012                                   1,080           1,386,569
  Cheneyville, LA, Westside Habilitation Center,
    8.375s, 2013                                                       6,200           6,444,280
  Chester County, PA, Industrial Development Authority
    (RHA/PA Nursing Home), 10.125s, 2019                               1,933           1,875,010
  Colorado Health Facilities Authority Rev. (Gericare/
    Denver), 10.5s, 2019**                                             5,000           3,443,750
  Colorado Health Retirement Facilities (Liberty
    Heights), 0s, 2022                                                 6,850           1,697,841
  Colorado Health Retirement Facilities (Liberty
    Heights), 0s, 2024                                                29,295           6,440,506
  Connecticut Health & Educational Facilities (Johnson
    Evergreen), 8.5s, 2014                                             1,350           1,473,228
  Daphne, AL, Special Care Facilities Financing
    Authority (Westminster Village), 8.25s, 2026+                     12,500          11,308,000
  District of Columbia, Hospital Rev. (Hospital for
    Sick Children), 8.875s, 2021                                         960           1,055,741
  Doylestown, PA, Hospital Authority (Doylestown
    Hospital), 7.2s, 2023                                              2,200           2,323,134
  Fairfax, Fauquier & Loudoun Counties, VA, Health
    Center Commission, Nursing Home Rev., 9s, 2020                     1,865           2,019,459
  Grand Junction, CO, Hospital Rev. (Community
    Hospital), 6.9s, 2017                                              2,900           2,876,945
  Hobbs County, NM, Health Facilities Rev. (Nemecal
    Associates), 9.625s, 2014                                          1,685           1,782,663
  Illinois Health Facilities Rev. (Memorial Hospital -
    Woodstock), 7.25s, 2022                                            1,500           1,601,490
  Jacksonville, FL, Health Facilities Authority
    (National Benevolent), 7s, 2022                                    1,000           1,074,340
  Jacksonville, FL, Industrial Development Rev.
    (Beverly Enterprises), 9.75s, 2011                                   945           1,025,996
  Jefferson County, KY, Health Facilities Rev.
    (Beverly Enterprises), 10.125s, 2008                               2,150           2,325,311
  Jenks Township, PA, Municipal Authority Rev., 8s, 2018               4,650           4,725,237
  Kansas City, MO, Industrial Development Authority
    (Bishop Spencer Place Inc. Project), 8s, 2024                      7,720           7,924,657
  Kansas City, MO, Industrial Development Authority,
    Retirement Facilities (Kingswood), 9s, 2013                        5,250           5,630,362
  Lee County, FL, Industrial Development Authority
    (Beverly Enterprises), 10s, 2010                                     900           1,007,244
  Louisiana Public Facilities Authority (Southwest
    Medical Center), 11s, 2006                                         1,399             437,021
  Luzerne County, PA, Industrial Development Authority
    (Beverly Enterprises), 10.125s, 2008                               1,275           1,398,548
  Martin County, FL, Industrial Development Authority
    (Beverly Enterprises), 9.8s, 2010                                  2,750           2,992,165
  Massachusetts Health & Education Facilities
    Authority (Fairview Extended Care Facility),
    10.25s, 2021                                                       3,000           3,532,200
  Massachusetts Health & Education Facilities Authority
    (St. Anne's Hospital), 9.375s, 2014                                5,000           5,004,800
  Massachusetts Health & Education Facilities Authority
    (St. Memorial Medical Center), 6s, 2023                           10,640           9,846,894
  Massachusetts Industrial Finance Agency, 9.25s, 2009                 3,940           4,004,025
  Massachusetts Industrial Finance Agency (Brandon
    Residential Treatment), 8.75s, 2024                                5,275           5,674,528
  Massachusetts Industrial Finance Agency (GF Revere),
    8.875s, 2025                                                       7,780           8,372,291
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.375s, 2018                                2,300           2,452,697
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.625s, 2026                                3,520           3,790,160
  Massachusetts Industrial Finance Agency (Martha's
    Vineyard Long-Term Care Facility), 9.25s, 2022** (+)               3,410           2,046,000
  Michigan Strategic Fund Ltd., Obligation Rev. (River
    Valley Recovery Center), 12.875s, 2015                             1,020           1,045,544
  Montgomery County, PA, Higher Education & Health
    Authority Rev. (AHF/Montgomery), 10.5s, 2020                       2,460           2,625,386
  Nebraska Investment Finance Authority (Centennial
    Park), 10.5s, 2016                                                 2,200           2,258,630
  New Hampshire Industrial Development Authority (Tall
    Pines), 11.25s, 2016                                               2,300           2,480,734
  New Jersey Economic Development Authority (Burnt
    Tavern Convalescent Center), 9s, 2013                              1,700           1,820,462
  New Jersey Economic Development Authority
    (Courthouse Convalescent Center), 8.7s, 2014                       1,350           1,437,520
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2004                                    425             475,817
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2022                                  1,350           1,498,163
  New Jersey Economic Development Authority (Gerimed),
    10.5s, 2020                                                        3,000           3,202,440
  New Jersey Economic Development Authority (Greenwood
    Health Care), 9.75s, 2011                                          3,035           3,208,511
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.5s, 2009                                     700             735,812
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.6s, 2011                                   1,000           1,050,980
  New Jersey Health Care Facilities Financing (Cherry Hill),
    8s, 2027                                                           4,000           4,145,200
  North Carolina Medical Care Commission, Hospital
    Rev. (Valdese General Hospital), 8.75s, 2016                       1,905           2,179,149
  North Central, TX, Health Facilities Development
    Corp. (Baylor University Medical Center), 9.725s, 2016(++)         4,300           5,258,427
  Okaloosa County, FL, Retirement Rental Housing Rev.
    (Beverly Enterprises), 10.75s, 2003                                2,715           2,812,170
  Osceola County, FL, Industrial Development Rev.,
    Community Pooled Loan, 7.75s, 2017                                 2,700           2,831,031
  Portsmouth, VA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                   1,950           2,205,430
  Reedley, CA, Certificates of Participation
    (Mennonite Home), 7.5s, 2026                                       5,500           5,658,235
  Rochester, MN, Health Care Facilities Rev. (Mayo
    Medical Foundation), 7.94s, 2021(++)                               2,000           2,119,180
  San Francisco, CA, City & County (Coventry Park),
    8.5s, 2026                                                         9,435           9,771,735
  Santa Fe, NM, Industrial Development Rev. (Casa Real
    Nursing Home), 9.75s, 2013                                         1,860           2,008,819
  Seminole County, FL, Industrial Development
    Authority (Friendly Village), 10s, 2011                              855             874,374
  St. Charles County, MO, Industrial Development
    Authority (Garden View Care Center), 10s, 2016                     1,740           1,766,483
  St. Petersburg, FL, Health Facilities Rev. (Swanholm
    Nursing), 10s, 2022                                                1,490           1,704,307
  Suffolk County, NY, Industrial Development Agency
    (APPLE), 9.75s, 2015                                               3,605           3,064,250
  Tyler, TX, Health Facilities Development Corp. (East
    Texas Medical Center Project), MBIA, 5.6s, 2027                    3,000           3,059,970
  Vincennes, IN, Economic Development Authority (Lodge
    of the Wabash), 12.5s, 2015                                        2,025           1,984,500
  Waterford Township, MI, Economic Development Rev.
    (Canterbury Health Care), 8.375s, 2023                             3,100           3,287,488
  Westerville, OH, Industrial Development Rev. (1st
    Mortgage Health Care), 10s, 2008                                     515             520,639
  Wilkins Area, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                   1,050           1,189,629
  Wilkinsburg, PA, Municipal Authority Health
    (Monroeville Christian), 8.25s, 2027                               7,100           7,244,911
                                                                                  --------------
                                                                                  $  214,568,435
------------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 15.7%
  Baltimore County, MD, Pollution Control (Bethlehem
    Steel), 7.55s, 2017                                            $   1,000      $    1,073,720
  Burns Harbor, IN, Solid Waste Disposal Facilities
    Rev. (Bethlehem Steel), 8s, 2024                                  10,455          11,347,230
  Butler, AL, Industrial Developement Board, Solid
    Waste Rev. (James River Corp.), 8s, 2028                           4,500           5,124,645
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 7.5s, 2015                                  2,950           3,154,730
  Courtland, AL, Industrial Development Board, Solid
    Waste Disposal Rev. (Champion International
    Corp.), 6.375s, 2029                                               2,500           2,599,350
  Dayton, OH, Special Facilities Rev. (Emery Air Freight),
    12.5s, 2009                                                          950           1,047,451
  DeQueen, AR, Industrial Development Board
    (Weyerhaeuser Co.), 9s, 2006                                       1,000           1,024,690
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 10.25s, 2009+                               3,020           3,039,962
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 11s, 2012+                                    950             956,213
  Florence County, SC, Industrial Development Rev.
    (Stone Container Corp.), 7.375s, 2007                              3,630           3,859,343
  Hardeman County, TN (Correctional Facilities Corp.),
    7.75s, 2017                                                        6,500           7,040,020
  Hernando County, FL, Water & Sewer Rev. (Florida
    Crushed Stone), 8.5s, 2014                                         8,555           9,849,799
  Hodge Village, LA, Utilities Rev. (Stone Container),
    9s, 2010                                                           6,800           7,372,084
  Indiana Development Finance Authority, 7.25s, 2011                  10,000          10,943,800
  Lawrenceburg, TN, Industrial Development Board
    (Tridon, Inc.), 9.875s, 2006                                       2,600           2,789,228
  Maine Finance Authority (Bowater), 7.75s, 2022                       8,500           9,559,355
  Massachusetts Industrial Finance Agency, Solid Waste
    Disposal Rev. (Molten Metal Technology), 8.25s, 2014               9,750           9,238,125
  Mesa County, CO (Joy Technologies), 8.5s, 2006                       1,350           1,537,623
  New Hampshire Business Authority, Sewer & Solid
    Waste Disposal (Crown Paper), 7.875s, 2026                         5,000           5,648,500
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.4s, 2015                                 4,000           4,258,880
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.6s, 2017                                 8,000           8,548,960
  Ohio Solid Waste Rev. (Republic Engineered Steels),
    8.25s, 2014                                                        7,000           7,025,760
  Owyhee County, ID, Industrial Development Rev.,
    8.25s, 2002                                                        4,000           4,277,680
  Perry County, KY, Solid Waste Disposal Resources
    (TJ International), 7s, 2024                                      11,000          11,842,270
  Philadelphia, PA, Industrial Development Authority Rev.,
    7.75s, 2017                                                        2,000           2,186,900
  Port of New Orleans, LA (Avondale Industries), 8.5s, 2014           22,750          26,166,823
  Port of New Orleans, LA (Continental Grain Co.),
    7.5s, 2013                                                         2,000           2,177,680
  Riverdale, IL, Enviromental Improvement Rev. (Acme
    Metals), 7.9s, 2024                                                2,500           2,742,325
  Savannah, GA, Economic Development Authority,
    Industrial Development Rev. (Hershey Foods Corp.),
    7.4s, 2026                                                         7,500           7,969,725
  Spokane County, WA, Industrial Development Corp.
    (Kaiser Aluminum & Chemical Corp. Project), 7.6s,
    2027                                                               3,700           3,878,007
  Sweetwater County, WY, Solid Waste Disposal Rev.,
    6.9s, 2024                                                         3,000           3,289,560
  Tooele County, UT, Pollution Control Rev., 7.55s, 2027               5,000           5,161,700
  Walton, GA, Industrial Development Rev. (Ultima
    Rubber Products), 10s, 2010                                        4,250           4,661,230
  Wierton, WV, Pollution Control Rev. (Weirton Steel),
    8.625s, 2014                                                       3,630           3,785,001
                                                                                  --------------
                                                                                  $  195,178,369
------------------------------------------------------------------------------------------------
Insured Health Care Revenue - 1.8%
  Bexar County, TX, Health Facilities Development
    (Baptist Health Systems), MBIA, 5.25s, 2027                    $   4,000      $    3,946,800
  Clermont County, OH, Hospital Facilities Rev. (Mercy
    Health Systems), AMBAC, 9.451s, 2021(++)                           1,300           1,596,543
  Illinois Health Facilities Authority Rev. (Sisters
    of Mercy), MBIA, 9.417s, 2015(++)                                  5,200           6,218,784
  Montana Health Facility Authority (Deaconess
    Hospital), AMBAC, RIBS, 9.033s, 2016(++)                           4,000           4,588,720
  North Central, TX, Health Facilities Development
    Corp. (Presbyterian Hospital), MBIA, 9.205s, 2021(++)              4,000           4,826,760
  Salt Lake City, UT, Hospital Rev. (Intermountain
    Health Care), AMBAC, 9.616s, 2020(++)                              1,250           1,475,025
                                                                                  --------------
                                                                                  $   22,652,632
------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.2%
  Alexandria, VA, Redevelopment & Housing Finance
    Authority (Jefferson Village Apartments), 9s, 2018             $   2,000      $    2,069,840
  Austin Texas Housing Finance Corp. (Woodland Heights
    Apartments Project), 7.25s, 2027                                   4,000           4,526,040
  Butler County, OH, Multifamily Housing (Meadow Ridge
    Apartments Project B), 9.5s, 2030                                  2,130           2,130,000
  Dallas, TX, Housing Finance Corp., 8.5s, 2011                        3,245           3,369,446
  Florida Multi-Family Housing Finance Agency Rev.
    (Center Court Apartments), 8.5s, 2018                              2,000           2,060,720
  Maplewood, RI, Housing Development Corp. (Terrace
    Apartments), 6.9s, 2025                                            4,015           4,238,836
  Maryland Community Development Administration, 0s, 2032             11,550             816,816
  Massachusetts Housing Finance Agency, 8.5s, 2020                        15              15,275
  Memphis, TN, Health, Education & Housing Facilities
    Board (Wesley Highland Terrace), 12.75s, 2015++                    6,300           5,355,000
  Texas Housing & Community Board (Harbors & Plumtree),
    10s, 2026                                                          1,775           1,797,258
  Virginia Housing & Development Authority, 0s, 2017                   6,530           1,184,020
                                                                                  --------------
                                                                                  $   27,563,251
------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.3%
  Denver, CO, Urban Renewal Tax (Musicland), 8.5s, 2017            $     950      $      966,150
  Denver, CO, Urban Renewal Tax Increment (Downtown
    Denver), 8.5s, 2013                                                1,380           1,403,460
  Denver, CO, Urban Renewal Tax Increment (Downtown
    Denver), 7.25s, 2017                                               1,250           1,350,650
                                                                                  --------------
                                                                                  $    3,720,260
------------------------------------------------------------------------------------------------
Single Family Housing Revenue - 7.2%
  Arkansas Housing Development Agency, Residential
    Mortgage Rev., 0s, 2015                                        $   7,925      $    1,188,908
  Berkeley, Brookes & Fayette Counties, WV, Single
    Family Mortgage Rev., MBIA, 0s, 2016                              22,285           2,839,109
  California Housing Finance Authority Rev., 0s, 2023                 12,950           1,768,452
  California Housing Finance Authority Rev., 7.4s, 2026               12,645          13,687,327
  Chicago, IL, Capital Appreciation, Single Family
    Mortgage Rev., FGIC, 0s, 2017                                      9,895           1,091,913
  Colorado Housing Finance Authority, 8s, 2016                         3,000           3,039,450
  Cook County, IL, Single Family Housing Rev., 0s, 2015                3,100             434,527
  Corpus Christi, TX, Housing Finance Corp., MBIA, 0s, 2011            3,395             869,426
  Delaware Single Family Housing Authority Rev.,
    6.75s, 2024                                                        2,685           2,855,471
  Denver, CO, Single Family Mortgage Rev., 0s, 2015                      945             118,399
  East Baton Rouge, LA, Capital Appreciation Rev., MBIA,
    0s, 2010                                                          12,585           3,038,271
  El Paso, TX, Housing Finance Corp., Single Family
    Mortgage Rev., 8.75s, 2011                                           790             859,441
  Florida Housing Finance Agency Rev., 0s, 2016                       10,800           1,628,316
  Florida Housing Finance Agency Rev. (South Lake
    Apartments), 0s, 2012                                                105              22,625
  Georgia Housing & Finance Authority Rev., 0s, 2031                  77,265           6,529,665
  Harris County, TX, Housing Finance Corp., 9.875s, 2014                 660             660,686
  Jefferson County, CO, Single Family Mortgage Rev.,
    MBIA, 8.875s, 2013                                                   335             358,333
  Jefferson County, TX, Housing Finance Corp., Single
    Family Mortgage Rev., MBIA, 0s, 2015                               4,285             607,185
  Maine Housing Authority, Mortgage Purchase Rev.,
    8.2s, 2022                                                         4,115           4,279,641
  Maryland Community Development Administration, 6s, 2039              3,500           3,571,750
  Mississippi Home Corp., Single Family Senior Housing
    Rev., FGIC, 9.25s, 2012                                              217             234,221
  Nebraska Investment Finance Authority Housing Rev.,
    6.3s, 2028                                                         2,500           2,635,925
  Nevada Housing Division, Single Family Mortgage Rev.,
    0s, 2015                                                           2,079             347,090
  New Castle County, DE, Single Family Mortgage Rev.,
    FGIC, 0s, 2016                                                     1,155             162,740
  New Hampshire Housing Finance Authority, Single
    Family Mortgage Rev., 8.5s, 2014                                   3,040           3,167,954
  New Mexico Mortgage Finance Authority, Single Family
    Mortgage Rev., 6.9s, 2024                                          3,030           3,208,497
  North Carolina Housing Finance Agency, 5.85s, 2028                   9,110           9,247,743
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 6.8s, 2023                                            950           1,005,271
  North Dakota Single Family Mortgage Rev., 8.3s, 2012                   400             418,876
  Ohio Housing Finance Agency, Single Family Mortgage
    Rev., GNMA, RIBS, 9.466s, 2031(++)                                 1,600           1,795,952
  Reno County, KS, Single Family Morgage Rev., AMBAC,
    0s, 2014                                                           5,200             752,024
  Texas Housing & Development Agency, Residential
    Mortgage Rev., 8.4s, 2020                                          1,730           1,839,682
  Texas Housing & Development Agency, Single Family
    Mortgage Rev., 8.2s, 2016                                            720             738,094
  Vermont Housing Finance Agency, Single Family Home
    Mortgage Purchase, 8.1s, 2022                                      1,510           1,570,672
  Virginia Housing & Development Authority, 7.125s,
    2022                                                               9,505          10,184,037
  Wisconsin Housing & Economic Development Authority,
    Home Ownership Rev., 0s, 2016                                      1,785             269,392
  Wisconsin Housing & Economic Development Authority,
    Home Ownership Rev., RIBS, 9.885s, 2022(++)                        2,050           2,300,325
                                                                                  --------------
                                                                                  $   89,327,390
------------------------------------------------------------------------------------------------
Solid Waste Revenue - 2.4%
  Massachusetts Industrial Finance Agency (Solid Waste
    Disposal), 12s, 2016                                           $   3,600      $      360,000
  Michigan Strategic Fund Ltd., Obligation Rev. (Blue
    Water Fiber), 8s, 2012**                                           2,000           1,340,000
  Pennsylvania Economic Development Finance Authority,
    9.25s, 2022                                                       24,500          15,925,000
  Port Walla Walla, WA, Solid Waste Recycling Rev.
    (Ponderosa Fibres Project), 9.125s, 2026                          17,000          12,325,000
                                                                                  --------------
                                                                                  $   29,950,000
------------------------------------------------------------------------------------------------
Special Assessment District - 0.2%
  Indianapolis, IN, Public Improvement Bond Rev.,
    6.5s, 2022                                                     $   2,000      $    2,019,000
------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
  Arizona Student Loan Acquisition Authority, "D",
    7.25s, 2010                                                    $   2,970      $    3,171,782
  Arizona Student Loan Acquisition Authority, "C",
    7.625s, 2010                                                       4,610           5,196,346
  Pennsylvania Higher Education Assistance Agency,
    AMBAC, RIBS, 8.158s, 2022(++)                                      2,700           2,791,368
                                                                                  --------------
                                                                                  $   11,159,496
------------------------------------------------------------------------------------------------
Turnpike Revenue - 8.7%
  Arapahoe County, CO, Capital Improvement (Highway
    Rev.), 0s, 2015                                                  $76,375      $   25,626,867
  Arapahoe County, CO, Capital Improvement (Highway
    Rev.), 0s, 2026                                                   69,000           9,885,630
  Florida Mid-Bay Bridge Authority Rev., 8.5s, 2022                    2,500           2,856,875
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s to 2005, 7.15s to 2013                          5,000           3,539,550
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2018                                          44,190          13,787,280
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2021                                          25,000           6,526,500
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2022                                          30,835           7,600,210
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2023                                           5,765           1,341,631
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2024                                          72,045          15,829,007
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2030                                          14,935           2,322,990
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2005                                   1,500             981,750
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2007                                   4,000           2,293,080
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2008                                   5,400           2,888,730
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2011                                  13,400           5,832,484
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2028                                  13,450           1,917,836
  Telluride, CO, Real Estate Transfer Assessment Rev.,
    11.5s, 2012                                                          975           1,182,275
  Telluride, CO, Real Estate Transfer Assessment Rev.,
    9s, 2016                                                           2,510           2,820,814
  West Virginia Parkways, Economic Development &
    Tourism Authority, FGIC, RIBS, 7.484s, 2019(++)                    1,200           1,280,796
                                                                                  --------------
                                                                                  $  108,514,305
------------------------------------------------------------------------------------------------
Universities - 0.9%
  Islip, NY, Community Development Agency Rev. (New
    York Institute of Technology), 7.5s, 2026                      $   6,000      $    6,428,700
  Massachusetts Industrial Finance Agency (Curry College),
    8s, 2014                                                           1,440           1,496,909
  Massachusetts Industrial Finance Agency (Emerson
    College), 8.9s, 2018                                               3,000           3,336,720
                                                                                  --------------
                                                                                  $   11,262,329
------------------------------------------------------------------------------------------------

Water and Sewer Utility Revenue - 0.9%
  Detroit, MI, Sewage Disposal Rev., FGIC, 7.314s,
    2023(++)                                                       $   2,000      $    2,073,440
  New York City Municipal Water Finance Authority,
    5.75s, 2029                                                        8,590           8,916,248
                                                                                  --------------
                                                                                  $   10,989,688
------------------------------------------------------------------------------------------------
Other - 2.8%
  Brush, CO, Industrial Development Rev. (Training
    Centers International), 9.5s, 2015                             $   8,964      $   11,017,115
  Colorado Postsecondary Educational Facility
    (Colorado Ocean Journey), 8.3s, 2017                               3,500           3,660,895
  Danville, VA, Industrial Development Authority Rev.
    (Piedmont Mall), 8s, 2017                                          8,280           8,588,761
  District of Columbia (National Public Radio), 7.7s,
    2023                                                               3,500           3,819,830
  Harris County, TX, Cultural Education Facility
    (Space Center Houston), 9.25s, 2023                                   70              71,263
  Martha's Vineyard, MA, Land Bank (Land Acquisition),
    8.125s, 2011                                                       2,700           2,878,551
  Massachusetts Health & Education Facilities
    Authority (Learning Center for Deaf), 9.25s, 2014                    900             960,786
  St. Louis County, MO, Industrial Development Authority
    (Eagle Golf Enterprises), 10s, 2005                                2,200           2,438,458
  St. Louis County, MO, Industrial Development Authority
    (Keil Center Arena), 7.875s, 2024                                  1,000           1,085,810
                                                                                  --------------
                                                                                  $   34,521,469
------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,104,806,104)                           $1,200,353,211
------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.8%
------------------------------------------------------------------------------------------------
  Allegheny County, Hospital, due 03/01/20                         $     200      $      200,000
  Allegheny County, Hospital Development Authority
    Rev. (Presbyterian), due 03/01/20                                    400             400,000
  Burke County, GA, Development Authority Pollution
    Rev. (Georgia Power Co.), due 04/01/25                             5,300           5,300,000
  East Baton Rouge, LA, Pollution Control Rev. (Exxon),
    due 03/01/22                                                         100             100,000
  Harris County, TX, Health Facilities Hospital, due 02/15/16            200             200,000
  Jackson County, MS, Pollution Control Rev. (Chevron
    USA, Inc.), due 12/01/16                                             600             600,000
  Lincoln County, WY, Pollution Control Rev. (Exxon),
    due 11/01/14                                                         300             300,000
  New York City, NY, Municipal Water Finance Authority,
    due 06/15/24                                                       1,500           1,500,000
  Uinta County, WY, Pollution Control Rev. (Chevron),
    due 08/15/20                                                      10,200          10,200,000
  Uinta County, WY, Pollution Control Rev. (Chevron),
    due 12/01/22                                                       2,500           2,500,000
  Uinta County, WY, Pollution Control Rev. (Chevron USA),
    due 04/01/10                                                       1,700           1,700,000
------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Amortized Cost                               $   23,000,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,127,806,104)                               $1,223,353,211

OTHER ASSETS, LESS LIABILITIES - 1.8%                                                 21,801,050
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $1,245,154,261
------------------------------------------------------------------------------------------------
 (+) Security valued by or at the direction of the Trustees.
(++) Inverse floating rate security.
   + Restricted security.
  ++ Security accruing partial interest - in default.
  ** Non-income producing security - in default.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
July 31, 1997
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,127,806,104)       $ 1,223,353,211
  Cash                                                                   44,576
  Receivable for investments sold                                     5,915,890
  Receivable for Fund shares sold                                     7,371,369
  Interest receivable                                                17,592,226
  Other assets                                                            9,760
                                                                ---------------
      Total assets                                              $ 1,254,287,032
                                                                ---------------
Liabilities:
  Distributions payable                                         $     4,213,325
  Payable for Fund shares reacquired                                  1,448,809
  Payable to affiliates -
    Management fee                                                       21,939
    Shareholder servicing agent fee                                       4,426
    Distribution and service fee                                         64,362
    Administrative fee                                                      494
  Accrued expenses and other liabilities                              3,379,416
                                                                ---------------
      Total liabilities                                         $     9,132,771
                                                                ---------------
Net assets                                                      $ 1,245,154,261
                                                                ===============

Net assets consist of:
  Paid-in capital                                               $ 1,305,354,137
  Unrealized appreciation on investments                             95,547,107
  Accumulated net realized loss on investments                     (156,174,538)
  Accumulated undistributed net investment income                       427,555
                                                                ---------------
      Total                                                     $ 1,245,154,261
                                                                ===============
Shares of beneficial interest outstanding                           139,902,437
                                                                ===============

Class A shares:
  Net asset value per share
    (net assets of $1,055,936,763 / 118,658,090 shares
    of beneficial interest outstanding)                              $8.90
                                                                     =====
  Offering price per share (100 / 95.25 of net asset
    value per share)                                                 $9.34
                                                                     =====

Class B shares:
  Net asset value and offering price per share
    (net assets of $189,217,498 / 21,244,347 shares of beneficial
    interest outstanding)                                            $8.91
                                                                     =====

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
Six Months Ended July 31, 1997
-------------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $ 43,643,369
                                                                   ------------
  Expenses -
    Management fee                                                 $  3,787,054
    Trustees' compensation                                               35,118
    Shareholder servicing agent fee                                     741,900
    Distribution and service fee (Class B)                              640,161
    Administrative fee                                                   71,531
    Custodian fee                                                       188,691
    Postage                                                              42,755
    Printing                                                             30,970
    Legal fee                                                            18,451
    Auditing fee                                                         18,357
    Miscellaneous                                                       250,999
                                                                   ------------
      Total expenses                                               $  5,825,987
    Fees paid indirectly                                               (157,876)
                                                                   ------------
      Net expenses                                                 $  5,668,111
                                                                   ------------
        Net investment income                                      $ 37,975,258
                                                                   ------------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) on investment
     transactions                                                  $(24,415,973)
  Change in unrealized appreciation on investments                   48,155,127
                                                                   ------------
      Net realized and unrealized gain on investments              $ 23,739,154
                                                                   ------------
        Increase in net assets from operations                     $ 61,714,412
                                                                   ============
See notes to financial statements

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                        July 31, 1997        Year Ended
                                                          (Unaudited)  January 31, 1997
---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                               $    37,975,258    $    73,016,861
  Net realized loss on investments                        (24,415,973)       (22,959,311)
  Net unrealized gain (loss) on investments                48,155,127        (20,906,221)
                                                      ---------------    ---------------
      Increase in net assets from operations          $    61,714,412    $    29,151,329
                                                      ---------------    ---------------

Distributions declared to shareholders -
  From net investment income (Class A)                $   (33,714,468)   $   (70,123,751)
  From net investment income (Class B)                     (4,451,530)        (5,579,841)
                                                      ---------------    ---------------
      Total distributions declared to shareholders    $   (38,165,998)   $   (75,703,592)
                                                      ---------------    ---------------

Fund share (principal) transactions -
  Net proceeds from sale of shares                    $   180,063,065    $   205,275,625
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                       13,866,874         27,979,659
  Cost of shares reacquired                               (86,472,609)      (159,393,535)
                                                      ---------------    ---------------
    Increase in net assets from Fund share
      transactions                                    $   107,457,330    $    73,861,749
                                                      ---------------    ---------------
      Total increase in net assets                    $   131,005,744    $    27,309,486
                                                      ---------------    ---------------
Net assets:
  At beginning of year                                  1,114,148,517      1,086,839,031
                                                      ---------------    ---------------

  At end of year (including accumulated
    undistributed net investment income of $427,555
    and $618,295, respectively)                       $ 1,245,154,261    $ 1,114,148,517
                                                      ===============    ===============

See notes to financial statements

Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------
                            Six Months Ended                                  Year Ended January 31,
                               July 31, 1997       ----------------------------------------------------------------------------
                                 (Unaudited)             1997              1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------------
                                     Class A
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning
  of period                       $     8.73         $   9.12        $     8.60        $   9.38        $   9.26        $   9.22
                                  ----------         --------        ----------        --------        --------        --------

Income from investment
  operations# -
  Net investment income           $     0.29         $   0.61        $     0.61        $   0.64        $   0.77        $   0.73
  Net realized and unrealized
    gain (loss) on investments          0.17            (0.36)             0.59           (0.75)           0.05            0.06
                                  ----------         --------        ----------        --------        --------        --------

      Total from investment
        operations                $     0.46         $   0.25        $     1.20        $  (0.11)       $   0.82        $   0.79
                                  ----------         --------        ----------        --------        --------        --------

Less distributions declared to
  shareholders from net
  investment income               $    (0.29)        $  (0.64)       $    (0.68)       $  (0.67)       $  (0.70)       $  (0.75)
                                  ----------         --------        ----------        --------        --------        --------
Net asset value - end of
  period                          $     8.90         $   8.73        $     9.12        $   8.60        $   9.38        $   9.26
                                  ==========         ========        ==========        ========        ========        ========
Total return(+)                        5.45%++          2.87%            13.92%          (1.04)%          9.19%           9.02%
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                           0.88%+           0.93%             0.93%           1.04%           1.10%           1.00%
  Net investment income                6.79%+           6.96%             6.83%           7.27%           7.15%           7.95%
Portfolio turnover                       10%              17%               20%             32%             18%             10%
Net assets at end of period
  (000 omitted)                   $1,055,937         $988,178        $1,009,031        $920,043        $809,957        $731,968

  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
Year Ended January 31,                               1992               1991             1990            1989            1988
-----------------------------------------------------------------------------------------------------------------------------
                                                  Class A
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $   9.09        $     9.45        $   9.55        $   9.68        $  10.38
                                                     --------        ----------        --------        --------        --------

Income from investment operations -
  Net investment income                              $   0.73        $     0.74        $   0.85        $   0.88        $   0.84
  Net realized and unrealized gain (loss)
    on investments                                       0.17             (0.32)          (0.09)          (0.12)          (0.67)
                                                     --------        ----------        --------        --------        --------
      Total from investment operations               $   0.90        $     0.42        $   0.76        $   0.76        $   0.17
                                                     --------        ----------        --------        --------        --------

Less distributions declared to shareholders -
  From net investment income                         $  (0.77)       $    (0.78)       $  (0.81)       $  (0.82)       $  (0.84)
  From net realized gain on investments                  --                --             (0.04)          (0.07)          (0.03)
  From paid-in capital                                   --                --             (0.01)           --              --
                                                     --------        ----------        --------        --------        --------

      Total distributions declared to
        shareholders                                 $  (0.77)       $    (0.78)       $  (0.86)       $  (0.89)       $  (0.87)
                                                     --------        ----------        --------        --------        --------
Net asset value - end of period                      $   9.22        $     9.09        $   9.45        $   9.55        $   9.68
                                                     ========        ==========        ========        ========        ========
Total return(+)                                        10.34%             4.65%           8.24%           8.32%           1.87%
Ratios (to average net assets)/Supplemental data:
  Expenses                                              1.03%             1.05%           1.02%           0.65%           1.03%
  Net investment income                                 7.96%             8.17%           8.90%           9.27%           8.54%
Portfolio turnover                                        21%               41%             21%             23%             16%
Net assets at end of period (000 omitted)            $648,043        $  638,185        $485,037        $325,044        $349,655

(+) Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to
    October 1, 1989). If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
                                             Six Months Ended                         Year Ended January 31,
                                                July 31, 1997        --------------------------------------------------------
                                                  (Unaudited)               1997           1996           1995         1994**
-----------------------------------------------------------------------------------------------------------------------------
                                                      Class B
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $   8.74        $     9.12        $   8.60        $   9.38     $   9.40
                                                     --------        ----------        --------        --------     --------

Income from investment operations# -
  Net investment income                              $   0.25        $     0.52        $   0.52        $   0.57     $   0.32
  Net realized and unrealized gain (loss) on
    investments                                          0.18             (0.35)           0.59           (0.78)       (0.14)
                                                     --------        ----------        --------        --------     --------
      Total from investment operations               $   0.43        $     0.17        $   1.11        $  (0.21)    $   0.18
                                                     --------        ----------        --------        --------     --------

Less distributions declared to shareholders
  from net investment income                         $  (0.26)       $    (0.55)       $  (0.59)       $  (0.57)    $  (0.20)
                                                     --------        ----------        --------        --------     --------
Net asset value - end of period                      $   8.91        $     8.74        $   9.12        $   8.60     $   9.38
                                                     ========        ==========        ========        ========     ========
Total return                                            4.99%++           1.96%          12.78%         (2.13)%        1.89%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                            1.73%+            1.86%           1.91%           2.10%        2.04%+
  Net investment income                                 5.92%+            6.00%           5.84%           6.32%        5.43%+
Portfolio turnover                                        10%               17%             20%             32%          18%
Net assets at end of period (000 omitted)            $189,217        $  125,971        $ 77,808        $ 55,675           $1

 ** For the period from the commencement of the Fund's offering of Class B shares, September 7, 1993, through January 31, 1994.
  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) Business and Organization
MFS Municipal High Income Fund (The Fund) is a non-diversified series of MFS Series Trust III (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex- interest date in an amount equal to the value of the security on such date.

The Fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities, and tend to be more sensitive to economic conditions.

The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high- yield debt securities, are reported as an addition to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. The fee is reduced according to an arrangement which measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. At January 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryforward of ($125,591,055) which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 1998, ($1,041,409), January 31, 1999, ($2,433,909), January 31, 2000, ($4,786,449), January 31, 2001, ($5,199,093),
January 31, 2002, ($28,166,887), January 31, 2003, ($27,178,217), January 31,
2004, ($30,637,034), and January 31, 2005, ($26,148,057).

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.30% of average daily net assets and 4.75% of investment income.

Administrator - Effective March 1, 1997, the Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive renumeration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $8,733 for the period ended July 31, 1997.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $472,091 for the period ended July 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating to Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. Except in the case of the 0.25% per annum Class B service fee paid by the sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Fund may determine. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $0. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. Fees incurred under the distribution plans during the period ended July 31, 1997, were 0.85% of average daily net assets attributable to Class B shares on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended July 31, 1997, were $13,836 and $127,370 for Class A and Class B shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15% and up to 0.22% attributable to Class A and Class B shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, aggregated $192,291,269 and $114,149,822, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                             $1,127,806,104
                                                               ==============
    Gross unrealized appreciation                              $  118,825,210
    Gross unrealized depreciation                                 (23,278,103)
                                                               --------------
        Net unrealized appreciation                            $   95,547,107
                                                               ==============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                       Period Ended July 31, 1997       Year Ended January 31, 1997
                                   ------------------------------    ------------------------------
                                          Shares           Amount           Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold                           13,001,707    $ 113,002,618       16,594,610    $ 145,833,348
Shares issued to shareholders in
 reinvestment of distributions         1,423,254       12,376,931        2,943,909       25,881,400
Shares reacquired                     (8,915,500)     (77,380,274)     (17,043,700)    (149,563,593)
                                   -------------    -------------    -------------    -------------
  Net increase                         5,509,461    $  47,999,275        2,494,819    $  22,151,155
                                   =============    =============    =============    =============

Class B Shares
                                       Period Ended July 31, 1997       Year Ended January 31, 1997
                                   ------------------------------    ------------------------------
                                          Shares           Amount           Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold                            7,707,439    $  67,060,447        6,763,017    $  59,442,277
Shares issued to shareholders in
 reinvestment of distributions           171,007        1,489,943          238,469        2,098,259
Shares reacquired                     (1,045,681)      (9,092,335)      (1,121,560)      (9,829,942)
                                   -------------    -------------    -------------    -------------
  Net increase                         6,832,765    $  59,458,055        5,879,926    $  51,710,594
                                   =============    =============    =============    =============

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the period ended July 31, 1997, was $4,490.

(7) Restricted Securities
The Fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 1997, the Fund owned the following restricted securities (constituting 1.5% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

                                           Date of
Description                            Acquisition            Par Amount             Cost            Value
------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities
  Financing Authority, 8.25s, 2026        10/28/88           $12,500,000      $12,504,656      $11,308,000
Eastern Band of Cherokee Indian
  Community, NC, 10.25s, 2009             11/25/86             3,020,000        3,107,268        3,039,962
Eastern Band of Cherokee Indian
  Community, NC, 11s, 2012                09/19/86               950,000          862,261          956,213
Hannibal, MO, Industrial Development
  Authority, 9.5s, 2022                   03/23/92             3,000,000        2,971,257        3,728,880
                                                                                               -----------
                                                                                               $19,033,055
                                                                                               ===========


                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MUNICIPAL HIGH INCOME FUND

Trustees                                               Custodian
A. Keith Brodkin* - Chairman and President             State Street Bank and Trust Company

Richard B. Bailey* - Private Investor; Former          Investor Information
Chairman and Director (until 1991),                    For MFS stock and bond   market outlooks, call
Massachusetts Financial Services Company;              toll free: 1-800-637-4458 anytime from a
Director, Cambridge Bancorp; Director,                 touch-tone telephone.
Cambridge Trust Company
                                                       For information on MFS mutual funds, call your
Peter G. Harwood -Private Investor                     financial adviser or, for an information kit,
                                                       call toll free: 1-800-637-2929 any business day
J. Atwood Ives - Chairman and Chief Executive          from 9 a.m. to 5 p.m. Eastern time (or leave a
Officer, Eastern Enterprises                           message anytime).

Lawrence T. Perera - Partner, Hemenway & Barnes        Investor Service
                                                       MFS Service Center, Inc.
William J. Poorvu - Adjunct Professor, Harvard         P.O. Box 2281
University Graduate School of Business                 Boston, MA 02107-9906
Administration
                                                       For general information, call toll free:
Charles W. Schmidt - Private Investor                  1-800-225-2606 any business day from
                                                       8 a.m. to 8 p.m. Eastern time.
Arnold D. Scott* - Senior Executive Vice
President, Director and Secretary,                     For service to speech- or hearing-impaired,
Massachusetts Financial Services Company               call toll free: 1-800-637-6576 any business day
                                                       from 9 a.m. to 5 p.m. Eastern time. (To use
Jeffrey L. Shames* - President and Director,           this service, your phone must be equipped with
Massachusetts Financial Services Company               a Telecommunications Device for the Deaf.)

Elaine R. Smith - Independent Consultant               For share prices, account balances, and
                                                       exchanges, call toll free: 1-800-MFS-TALK
David B. Stone - Chairman, North American              (1-800-637-8255) anytime from a touch-tone
Management Corp. (investment advisers)                 telephone.

Investment Adviser                                     World Wide Web
Massachusetts Financial Services Company               www.mfs.com
500 Boylston Street
Boston, MA 02116-3741
                                                       -------------------------------------------------
Distributor                                            [DALBAR Logo] For the fourth year in a row, MFS
MFS Fund Distributors, Inc.                                          earned a #1 ranking in the DALBAR,
500 Boylston Street                                                  Inc. Broker/Dealer Survey, Main
Boston, MA 02116-3741                                  Office Operations Service Quality Category. The
                                                       firm achieved a 3.42 overall score on a scale
Portfolio Manager                                      of 1 to 4 in the 1997 survey. A total of 111
Cynthia M. Brown*                                      firms responded, offering input on the quality
                                                       of service they received from 29 mutual fund
Treasurer                                              companies nationwide. The survey contained
W. Thomas London*                                      questions about service quality in 11
                                                       categories, including "knowledge of operations
Assistant Treasurers                                   contact, " "keeping you informed," and "ease of
Mark E. Bradley*                                       doing business" with the firm.
Ellen Moynihan*                                        -------------------------------------------------
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*


*Affiliated with the Investment Adviser

                                                                    ------------
MFS(R) MUNICIPAL          [DALBAR Logo]                              BULK RATE
HIGH INCOME FUND                                                    U.S. POSTAGE
                                                                      P A I D
500 Boylston Street                                                     MFS
Boston, MA 02116-3741                                               ------------



[MFS Logo]
INVESTMENT MANAGEMENT
WE INVENTED THE MUTUAL FUND(SM)


(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                           MMH-3 9/97 59M 25/225